NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2023
Net Gainslosses On Financial Assets And Liabilities At Fair Value Through Profit Or Loss
NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

29)	NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	R$ thousands
	Year ended December 31
	2023	2022	2021
Income from investments in securities	8,862,367	(1,371,589)	(12,034,809)
Derivative financial instruments	2,033,429	2,190,944	762,019
Total	10,895,796	819,355	(11,272,790)